SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

4.  SEGMENTED INFORMATION

year ended December 31, 2012 (millions of Canadian dollars)	Natural Gas Pipelines	Oil Pipelines	Energy	Corporate	Total

Revenues	4,264	1,039	2,704	–	8,007
Income from equity investments	157	–	100	–	257
Plant operating costs and other	(1,365)	(296)	(819)	(97)	(2,577)
Commodity purchases resold	–	–	(1,049)	–	(1,049)
Property taxes	(315)	(45)	(74)	–	(434)
Depreciation and amortization	(933)	(145)	(283)	(14)	(1,375)

	1,808	553	579	(111)	2,829

Interest expense					(976)
Interest income and other					85

Income before income taxes					1,938
Income tax expense					(466)

Net Income					1,472
Net Income Attributable to Non-Controlling Interests					(118)

Net Income Attributable to Controlling Interests					1,354
Preferred Share Dividends					(55)

Net Income Attributable to Common Shares					1,299

year ended December 31, 2011 (millions of Canadian dollars)	Natural Gas Pipelines	Oil Pipelines[1]	Energy	Corporate	Total

Revenues	4,244	827	2,768	–	7,839
Income from equity investments	159	–	256	–	415
Plant operating costs and other	(1,221)	(209)	(842)	(86)	(2,358)
Commodity purchases resold	–	–	(991)	–	(991)
Property taxes	(307)	(31)	(72)	–	(410)
Depreciation and amortization	(923)	(130)	(261)	(14)	(1,328)

	1,952	457	858	(100)	3,167

Interest expense					(937)
Interest income and other					55

Income before income taxes					2,285
Income tax expense					(575)

Net Income					1,710
Net Income Attributable to Non-Controlling Interests					(129)

Net Income Attributable to Controlling Interests					1,581
Preferred Share Dividends					(55)

Net Income Attributable to Common Shares					1,526

[1]
Commencing in February 2011, TransCanada began recording earnings for the Keystone Pipeline System.

year ended December 31, 2010 (millions of Canadian dollars)	Natural Gas Pipelines	Oil Pipelines	Energy	Corporate	Total

Revenues	4,122	–	2,730	–	6,852
Income from equity investments	153	–	300	–	453
Plant operating costs and other	(1,165)	–	(805)	(99)	(2,069)
Commodity purchases resold	–	–	(1,178)	–	(1,178)
Property taxes	(294)	–	(71)	–	(365)
Depreciation and amortization	(913)	–	(247)	–	(1,160)
Valuation provision	(146)	–	–	–	(146)

	1,757	–	729	(99)	2,387

Interest expense					(701)
Interest income and other					94

Income before income taxes					1,780
Income tax expense					(387)

Net Income					1,393
Net Income Attributable to Non-Controlling Interests					(115)

Net Income Attributable to Controlling Interests					1,278
Preferred Share Dividends					(45)

Net Income Attributable to Common Shares					1,233

Total Assets

at December 31 (millions of Canadian dollars)	2012	2011

Natural Gas Pipelines	23,210	23,161
Oil Pipelines	10,485	9,440
Energy	13,157	13,269
Corporate	1,481	1,468

	48,333	47,338

Geographic Information

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Revenues[1]
Canada – domestic	3,527	3,929	3,178
Canada – export	1,121	1,087	838
United States	3,252	2,752	2,796
Mexico	107	71	40

	8,007	7,839	6,852

[1]
Revenues are attributed based on the country in which the product or service originated.

at December 31 (millions of Canadian dollars)	2012	2011

Plant, Property and Equipment
Canada	18,054	17,552
United States	14,904	14,388
Mexico	755	527

	33,713	32,467

Capital Expenditures

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Natural Gas Pipelines	1,389	917	1,192
Oil Pipelines	1,145	1,204	2,696
Energy	24	384	473
Corporate	37	8	15

	2,595	2,513	4,376